Consolidated Statements of Cash Flows Supplemental Disclosures of Cash Flow Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 34,000	$ 33,000	$ 39,000
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Issuance of preferred shares for acquisition of intangible asset	42,350,000	0	0
Issuance of common shares for settlement of liabilities	17,731,000	2,034,000	764,000
Noncash or Part Noncash Acquisition, Value of Assets Acquired	11,408,000	1,560,000	0
Assumption of notes receivable	0	1,100,000	0
Debt Conversion, Converted Instrument, Amount	799,000	783,000	0
Issuance of common shares for related party liabilities	0	379,000	529,000
Convertible debt issued for prepaid services	0	150,000	0
Conversion of related party liabilities to preferred shares	0	0	1,496,000
Issuance of preferred shares for prepayment of services	$ 0	$ 0	$ 448,000